Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Principal payments
Years	Amount
December 31, 2013	$28.766
December 31, 2014	23.300
December 31, 2015	28.215
December 31, 2016	96.745
December 31, 2017	3.941
December 31, 2018 and thereafter	43.147
Total	$224.114